L. Income Taxes (Details-Operations Income) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic	$ (684)	$ (3,513)	$ (2,144)
Foreign (loss)	(722)	(1,815)	(1,236)
Total loss	$ (1,406)	$ (5,328)	$ (3,380)